Financial income - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) € / $	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2020 EUR (€)
Financial income
Exchange differences	€ 6,041,000	€ 3,648,000	€ 59,000
Closing rate of EUR/USD | € / $	1.072650	1.13260
Interest income relates to the USD term accounts	€ 372,000